Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Rate for Debt Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	23.7	38.5
Rate for Debt Investment | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)		13
Rate for Debt Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		29
Rate for Debt Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	11
Rate for Debt Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	30.51
Rate for Debt Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	15
Rate for Debt Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	38
Rate for Equity Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	23.7	38.5
Rate for Equity Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		29
Rate for Equity Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	15	13
Rate for Equity Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	38
Rate for Equity Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	66	0
Rate for Equity Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	178.33
Debt Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	$ 1,473	$ 99
Changes of Fair Value, If the Rate of Input changes by +1%	(1,441)	(352)
Debt Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	93	62
Changes of Fair Value, If the Rate of Input changes by +1%	(92)	(62)
Debt Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	38	324
Changes of Fair Value, If the Rate of Input changes by +1%	(108)	(36)
Equity Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	36	(1)
Changes of Fair Value, If the Rate of Input changes by +1%	(15)	(20)
Equity Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	0	1
Changes of Fair Value, If the Rate of Input changes by +1%	(1)	(1)
Equity Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	(2)	28
Changes of Fair Value, If the Rate of Input changes by +1%	$ 1	$ 2